CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
General and administrative expenses	$ 2,426,204	$ 20,674,209
Loss from operations	(2,426,204)	(20,674,209)
Other income (expense):
Interest earned on marketable securities held in Trust Account	201,441	167,045
Unrealized gain on marketable securities held in Trust Account	8,012	6,715
Change in fair value of warrant liabilities	(12,406,208)	7,602,367
Transaction costs associated with the Initial Public Offering	(671,901)
Total other expense, net	(12,868,656)	7,776,127
Net loss	$ (15,294,860)	$ (12,898,082)
Weighted Average Number of Shares Outstanding, Diluted		2,204,486
Earnings Per Share, Diluted		$ (85.17)
Class A common stock
Other income (expense):
Weighted Average Number of Shares Outstanding, Basic	15,218,692	27,600,000
Weighted Average Number of Shares Outstanding, Diluted	15,218,692	27,600,000
Earnings Per Share, Basic	$ (0.70)	$ (0.37)
Earnings Per Share, Diluted	$ (0.70)	$ (0.37)
Class B common stock
Other income (expense):
Weighted Average Number of Shares Outstanding, Basic	6,496,262	6,900,000
Weighted Average Number of Shares Outstanding, Diluted	6,496,262	6,900,000
Earnings Per Share, Basic	$ (0.70)	$ (0.37)
Earnings Per Share, Diluted	$ (0.70)	$ (0.37)